Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue generated from services:
Small and Medium Enterprise financing solutions	$ 87,133,963	$ 40,779,794	$ 2,522,143
Supply Chain financing solutions	4,930,289	1,369,859
Other financing solutions	3,222	40,538	3,381
Total revenue generated from services	92,067,474	42,190,191	2,525,524
Revenue generated from sales:
Supply chain trading business	68,132,237
Total revenues	160,199,711	42,190,191	2,525,524
COST OF REVENUE:
Cost of revenue - services	(37,989,001)	(19,740,267)
Cost of revenue - sales	(67,628,806)
Business and sales related taxes	(533,760)	(233,389)	(19,492)
GROSS PROFIT	54,048,144	22,216,535	2,506,032
OPERATING EXPENSES:
Selling expenses	2,323,403	3,181,810	93,620
General and administrative expenses	11,936,103	8,188,736	1,082,631
Research and development expenses	1,599,728	817,770	155,216
Total operating expenses	15,859,234	12,188,316	1,331,467
INCOME FROM OPERATIONS	38,188,910	10,028,219	1,174,565
OTHER INCOME (EXPENSE):
Interest and investment income	2,122,903	585,177
Other income (expense), net	464,210	244,274	1,371
Total other income (expense), net	2,587,113	829,451	1,371
INCOME BEFORE PROVISION FOR INCOME TAXES	40,776,023	10,857,670	1,175,936
PROVISION (BENEFIT) FOR INCOME TAXES	10,269,501	941,064	(55,731)
NET INCOME FROM CONTINUING OPERATIONS	30,506,522	9,916,606	1,231,667
DISCONTINUED OPERATIONS:
(Loss) income from discontinued operations, net of tax		(23,107,066)	1,508,323
Net gain on sale of discontinued operations, net of tax		136,050
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX		(22,971,016)	1,508,323
NET INCOME (LOSS)	30,506,522	(13,054,410)	2,739,990
Net income attributable to non-controlling interests	126,161	37,380
NET INCOME (LOSS)	30,380,361	(13,091,790)	2,739,990
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation income (loss)	2,039,011	5,507,420	(561,091)
COMPREHENSIVE INCOME (LOSS)	32,419,372	(7,584,370)	2,178,899
Comprehensive loss attributable to non-controlling interests	(2,051)	(2,172)
COMPREHENSIVE INCOME (LOSS)	$ 32,421,423	$ (7,582,198)	$ 2,178,899
BASIC AND DILUTED EARNINGS (LOSS) PER COMMON SHARE:
Income from continuing operations (in Dollars per share)	$ 1.41	$ 0.53	$ 0.08
Income (loss) from discontinued operations (in Dollars per share)		(1.24)	0.09
TOTAL EARNINGS (LOSS) PER COMMON SHARE (in Dollars per share)	$ 1.41	$ (0.71)	$ 0.17
Weighted average number of shares outstanding-basic and diluted (in Shares)	21,506,828	18,587,674	16,269,577